TDRs Quantified by Loan Type and Classified Separately as Accrual and Non-Accrual (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Modifications [Line Items]
Total TDRs	$ 21,639,477	$ 21,192,375
Troubled Debt Restructuring
Financing Receivable, Modifications [Line Items]
Accruing	15,166,660	16,095,332
Non-Accrual	6,472,817	5,097,043
Total TDRs	21,639,477	21,192,375
Troubled Debt Restructuring | Unsecured
Financing Receivable, Modifications [Line Items]
Non-Accrual		13,604
Total TDRs		13,604
Troubled Debt Restructuring | Residential Real Estate
Financing Receivable, Modifications [Line Items]
Accruing	6,276,108	4,935,018
Non-Accrual	1,533,958
Total TDRs	7,810,066	4,935,018
Troubled Debt Restructuring | Commercial Real Estate
Financing Receivable, Modifications [Line Items]
Accruing	8,880,336	11,142,281
Non-Accrual	4,938,859	5,083,439
Total TDRs	13,819,195	16,225,720
Troubled Debt Restructuring | Business Assets
Financing Receivable, Modifications [Line Items]
Accruing	10,216	12,205
Total TDRs	10,216	12,205
Troubled Debt Restructuring | Vehicles
Financing Receivable, Modifications [Line Items]
Accruing		5,828
Total TDRs		$ 5,828